Fair Value Measurement (Details Textuals) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Mar. 19, 2014	Nov. 12, 2014	Mar. 07, 2014
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	$ 237.0
2.7% Senior Notes due 2019
Debt Instrument [Line Items]
Senior Notes	399.5
Senior notes fixed interest rate	2.70%	2.70%
4.4% Senior Notes due 2024
Debt Instrument [Line Items]
Senior Notes	553.2
Senior notes fixed interest rate	4.40%	4.40%	4.40%
5.6% Senior Notes due 2044
Debt Instrument [Line Items]
Senior Notes	349.7
Senior notes fixed interest rate	5.60%	5.60%
5.05% Senior Notes due 2045
Debt Instrument [Line Items]
Senior Notes	298.3
Senior notes fixed interest rate	5.05%		5.05%
7.125% Senior Notes due 2022
Debt Instrument [Line Items]
Senior Notes	184.4
Senior notes fixed interest rate	7.125%			7.125%
Revolving Credit Facility
Debt Instrument [Line Items]
Line of Credit Facility, Amount Outstanding	$ 237.0